Financial Assets and Liabilities - Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 84,616	₱ 77,244
2026
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	18,199	16,560
Later than one year and not later than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	41,691	35,588
More than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 24,726	₱ 25,096